Segment information - Revenues by destination (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) company	Dec. 31, 2016 EUR (€) company	Dec. 31, 2015 EUR (€) company
Disclosure of geographical areas [line items]
Amount of clients representing the largest pharmaceutical companies in the world | company	7	7	7
Revenue	€ 127,087	€ 129,519	€ 39,563
United States
Disclosure of geographical areas [line items]
Revenue	82,050	88,628	17,077
Europe
Disclosure of geographical areas [line items]
Revenue	€ 45,037	40,884	22,446
Asia Pacific
Disclosure of geographical areas [line items]
Revenue		€ 6	€ 40
Top Ten Customers [Member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue	97.00%	98.00%	97.00%